Liquidity and Going Concern (Details) $ in Millions													1 Months Ended	2 Months Ended		6 Months Ended		12 Months Ended
	May 05, 2026 USD ($)	Feb. 23, 2026 USD ($) shares	Jan. 23, 2026 USD ($)	Jan. 10, 2026 USD ($) shares	Nov. 07, 2025 USD ($)	Nov. 04, 2025 AUD ($)	Aug. 29, 2025 USD ($)	Aug. 29, 2025 AUD ($)	Nov. 30, 2024 USD ($)	Nov. 13, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 02, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 07, 2024 USD ($)	Aug. 19, 2024 USD ($)
Liquidity and Going Concern [Line Items]
Operating loss																$ 10,500,000		$ 16,400,000
Cash flows used in operations																(5,622,246)	$ (4,499,012)	(10,564,959)	$ (6,234,318)
Cash balance																591,641		679,442	170,557
Working capital deficit																$ 17,900,000		$ 12,300,000
Advances to Affiliate									$ 303,000		$ 303,000	$ 303,000								$ 345,000
Percentage of repayment, purchase price																30.00%		30.00%
Advance from attachy					$ 345,000				$ 303,000	$ 303,000	$ 303,000	$ 303,000
New issued ordinary shares																$ 657,722	$ 2,870,496		$ 3,628,191
Principal amount			$ 1,630,435
Aggregate purchase price			$ 1,500,000
Unsecured Promissory Note [Member]
Liquidity and Going Concern [Line Items]
Principal amount																250,000
Gold Advance Payment Purchase Agreement (“GAPPA”) [Member]
Liquidity and Going Concern [Line Items]
Advances to Affiliate																					$ 25,000,000
Mining Equipment Supply Framework Agreement [Member]
Liquidity and Going Concern [Line Items]
Procure certain goods and equipment													$ 8,000,000
VWAP Purchase Shares [Member]
Liquidity and Going Concern [Line Items]
New issued ordinary shares							$ 75,000,000
City First Capital Pty [Member]
Liquidity and Going Concern [Line Items]
Aggregate a loan amount (in Dollars)						$ 100		$ 100
Kaela Ritchie [Member]
Liquidity and Going Concern [Line Items]
Drawdown loan facility, amount				$ 2,000,000												$ 2,000,000
Subsequent Event [Member]
Liquidity and Going Concern [Line Items]
Drawdown loan facility, amount				2,000,000
Class A Ordinary Shares [Member]
Liquidity and Going Concern [Line Items]
Gross proceeds private placement		$ 10,000,000		$ 10,000,000
Class A ordinary shares issued (in Shares) | shares		2,500,000		2,500,000
Class A Ordinary Shares [Member] | Kaela Ritchie [Member]
Liquidity and Going Concern [Line Items]
Drawdown loan facility, amount	$ 4,000,000